RELATED-PARTY TRANSACTIONS (Details) - EBP 015 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan interest in Master Trust		$ 14,914,440,000
Dividends	$ 86,752,000
Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid	792,575
Related party
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid	2,554,228
L3Harris common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan interest in Master Trust	$ 1,703,713,532	$ 1,341,277,592
L3Harris common stock | Plan’s interest in Master Trust Balances
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	5,803,432	6,378,531
Common stock fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends	$ 28,616,427